BORROWINGS AND INDEBTEDNESS	12 Months Ended
Aug. 31, 2023
Debt Disclosure [Abstract]
BORROWINGS AND INDEBTEDNESS	Borrowings and Indebtedness
As of August 31, 2023 and 2022, we had total outstanding debt of $147,903 and $55,068, respectively.
As of August 31, 2023, we had the following borrowing facilities:

Credit Facilities
Syndicated loan facility (1)	$3,000,000
Separate, uncommitted, unsecured multicurrency revolving credit facilities (2)	1,777,938
Local guaranteed and non-guaranteed lines of credit (3)	246,818
Total	$5,024,756
(1)This facility, which matures on April 24, 2026, provides unsecured, revolving borrowing capacity for general corporate capital purposes, including the issuance of letters of credit and short-term commercial paper. Borrowings under this facility will accrue interest at the applicable risk-free rate plus a spread. We continue to be in compliance with relevant covenant terms. The facility is subject to annual commitment fees. As of August 31, 2023, we had $100,000 of commercial paper outstanding and backed by this facility, with a weighted-average effective interest rate of 5.4%. We did not have any commercial paper outstanding as of August 31, 2022.
(2)We maintain separate, uncommitted and unsecured multicurrency revolving credit facilities. These facilities provide local currency financing for the majority of our operations. Interest rate terms on the revolving facilities are at market rates prevailing in the relevant local markets. As of August 31, 2023 and 2022, we had no borrowings under these facilities.
(3)We also maintain local guaranteed and non-guaranteed lines of credit for those locations that cannot access our global facilities. As of August 31, 2023 and 2022, we had no borrowings under these various facilities.
Under the borrowing facilities described above, we had an aggregate of $1,080,819 and $892,340 of letters of credit outstanding as of August 31, 2023 and 2022, respectively. We also had $100,000 of commercial paper outstanding as of August 31, 2023. We did not have any commercial paper outstanding as of August 31, 2022. The amount of commercial paper and letters of credit outstanding reduces the available borrowing capacity under these facilities.